Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operation of financial statements

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the its unaudited condensed consolidated statements of operations for the six months ended June 30, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)

REVENUE	$-	$-

COST OF REVENUE	-	-

GROSS PROFIT	-	-

OPERATING EXPENSES
Selling	-	12,987
General and administrative	-	85,259
Research and development	-	-
TOTAL OPERATING EXPENSES	-	98,246

LOSS FROM OPERATIONS	-	(98,246)

OTHER INCOME (EXPENSE), NET	-	13,679

LOSS BEFORE INCOME TAXES	-	(84,567)

PROVISION FOR INCOME TAXES	-	106

NET LOSS ATTRIBUTABLE TO EUDA	$-	$(84,673)

Reconciliation of the amount of cash flows from discontinued operations in the unaudited condensed consolidated statements of cash flows the six months ended June 30, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)

Net cash used in operating activities from discontinued operations	$-	$(137,787)
Net cash used in financing activities from discontinued operations	-	197,739